Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CHESTER FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2040 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2045 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2055 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2025 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2020 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2030 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2015 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2065 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2035 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2050 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022
Vanguard Target Retirement 2060 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Target Retirement FundsSupplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement FundsEffective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.Acquired FundAcquiring FundVanguard Institutional Target Retirement IncomeFundVanguard Target Retirement IncomeFundVanguard Institutional Target Retirement 2015 FundVanguard Target Retirement 2015 FundVanguard Institutional Target Retirement 2020 FundVanguard Target Retirement 2020 FundVanguard Institutional Target Retirement 2025 FundVanguard Target Retirement 2025 FundVanguard Institutional Target Retirement 2030 FundVanguard Target Retirement 2030 FundVanguard Institutional Target Retirement 2035 FundVanguard Target Retirement 2035 FundVanguard Institutional Target Retirement 2040 FundVanguard Target Retirement 2040 FundVanguard Institutional Target Retirement 2045 FundVanguard Target Retirement 2045 FundVanguard Institutional Target Retirement 2050 FundVanguard Target Retirement 2050 FundVanguard Institutional Target Retirement 2055 FundVanguard Target Retirement 2055 FundVanguard Institutional Target Retirement 2060 FundVanguard Target Retirement 2060 FundVanguard Institutional Target Retirement 2065 FundVanguard Target Retirement 2065 FundAny references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.Prospectus and Summary Prospectus Text ChangesThe Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.00%12b-1 Distribution FeeNoneOther Expenses0.00%Acquired Fund Fees and Expenses[1]0.08%Total Annual Fund Operating Expenses0.08%1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.In addition, the hypothetical expenses example is restated as follows for each Fund:ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 308D 022022